Statements of Operations (Unaudited) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Statement [Abstract]
Formation and Operating costs	$ 226,923	$ 71,105	$ 309,298	$ 1,294,712
Loss from operation	(226,923)	(71,105)	(309,298)	(1,294,712)
Other Income
Interest earned on marketable securities hold in the trust account	210,161	11,705	1,349	1,348,596
Net Loss	$ (16,762)	$ (59,400)	$ (307,949)	$ 53,884
Weighted average shares outstanding, basic and diluted			3,000,454	3,403,075
Basic and diluted net income (loss) per ordinary share	$ (0.00)	$ (0.02)	$ (0.10)	$ 0.02
Weighted average shares outstanding, basic and diluted	3,403,075	3,069,554